Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Selling General And Administrative Expenses Abstract
Schedule of Detailed Information About Selling, General And Administrative Expenses Explanatory
	For the Year Ended December 31,
	2025	2024	2023
	$ Thousands
Payroll and related expenses (1)	32,546	32,637	26,877
Depreciation and amortization	5,143	4,503	4,212
Professional fees	12,785	17,485	18,190
Business development expenses	4,004	12,174	15,607
Office maintenance	9,383	7,301	6,524
Other expenses	56,520	21,849	13,305
	120,381	95,949	84,715

(1) A portion of this relates to profit sharing for CPV Group employees